Derivatives and Hedging - Call Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Derivative [Line Items]
Payments for call options	$ 97,277	$ 73,646	$ 0
Proceeds from issuance of warrants, net of issuance costs	72,406	45,396	$ 0
2019 and 2021 Notes
Derivative [Line Items]
Proceeds from issuance of warrants, net of issuance costs				$ 68,900
Call Option
Derivative [Line Items]
Gain on change in fair value	74,700	37,400
Call Option | Recurring Basis | Level 2
Derivative [Line Items]
Derivative assets	395,100	223,200
Call Option | Recurring Basis | Level 2 | Fair Value of Derivative Instruments - Current Asset
Derivative [Line Items]
Derivative assets	100,100
Call Option | Recurring Basis | Level 2 | Fair Value of Derivative Instruments - Long-Term Asset
Derivative [Line Items]
Derivative assets	295,000
Call Spread Overlay
Derivative [Line Items]
Net of cash outlay for Call Spread Overlay				36,300
Net cash outlay for call spread overlay	24,900	28,300		35,800
Warrant issuance costs	500	300
Option issuance costs	500	100
Accrual of warrant and option issuance costs	800	100
Cash Convertible Notes | 2023 Notes
Derivative [Line Items]
Proceeds from issuance of warrants, net of issuance costs	45,300
Cash Convertible Notes | 2024 Notes
Derivative [Line Items]
Proceeds from issuance of warrants, net of issuance costs	72,400
Cash Convertible Notes | Call Option | 2019 and 2021 Notes
Derivative [Line Items]
Payments for call options	105,200			105,200
Cash Convertible Notes | Call Option | 2023 Notes
Derivative [Line Items]
Payments for call options		$ 73,700
Cash Convertible Notes | Call Option | 2024 Notes
Derivative [Line Items]
Payments for call options	$ 97,300
Cash Convertible Notes | Call Spread Overlay | 2019 and 2021 Notes
Derivative [Line Items]
Payments for call options				105,200
Cash Convertible Notes | Call Spread Overlay | 2023 Notes
Derivative [Line Items]
Payments for call options				$ 73,700